TCW Funds, Inc.

Supplement Dated September 9, 2014 to the

Statement of Additional Information Dated February 28, 2014, as Amended

Disclosure relating to the TCW Funds, Inc. (the “Corporation”)

Effective September 8, 2014, Meredith S. Jackson no longer serves as Interim Chief Compliance Officer of the Corporation and Jeffrey A. Engelsman was appointed Chief Compliance Officer of the Corporation. Therefore, effective immediately the table under the section entitled “Officers,” on page 48 is deleted in its entirety and replaced with the following:

Name, Address and Age	Position(s) Held with Corporation	Principal Occupation(s) During Past 5 Years(1)

Peter A. Brown (58)*	Senior Vice President	Managing Director, the Advisor, The TCW Group Inc., Trust Company of the West, TCW Asset Management Company and Metropolitan West Asset Management; Senior Vice President, TCW Strategic Income Fund, Inc.

Meredith S. Jackson (55)*	Senior Vice President, General Counsel and Secretary	Executive Vice President, General Counsel and Secretary, the Advisor, The TCW Group Inc., Trust Company of the West, TCW Asset Management Company and Metropolitan West Asset Management; Senior Vice President, General Counsel and Secretary, TCW Strategic Income Fund, Inc.; Executive Vice President, General Counsel and Secretary, Metropolitan West Funds. Previously, Partner and Chair of the Debt Finance Practice Group, Irell & Manella (law firm) (1999 – January 2013).

Jeffrey A. Engelsman (46)(2)*	Chief Compliance Officer	Global Chief Compliance Officer, The TCW Group, Inc. Previously, Managing Director of New York Life Investments and the Chief Compliance Officer of the MainStay Funds (2009 – August 2014).

Richard M. Villa (50)(3)*	Treasurer and Chief Financial Officer	Managing Director and Chief Financial Officer, Trust Company of the West, TCW Asset Management Company, TCW Investment Management Company, Metropolitan West Asset Management.

(1)	Positions with The TCW Group, Inc. and its affiliates may have changed over time.
(2)	Jeffrey A. Engelsman was elected an Officer of the Corporation on September 8, 2014.
(3)	Richard M. Villa was elected an Officer of the Corporation on February 5, 2014.
*	Address is 865 South Figueroa Street, 18th Floor, Los Angeles, California 90017

In addition, George N. Winn, Senior Vice President of Trust Company of the West, TCW Asset Management Company and the Advisor, is Assistant Treasurer of the Corporation, Patrick W. Dennis, Senior Vice President & Associate General Counsel of Trust Company of the West, TCW Asset Management Company and the Advisor, is Assistant Secretary of the Corporation, and Jon-Luc Dupuy, Vice President and Senior Counsel for State Street Corporation’s Legal Administration Group, is Assistant Secretary of the Corporation.

Disclosure relating to the Emerging Markets Multi-Asset Opportunities Fund (the “Fund”)

Effective immediately, Ray S. Prasad has been added to the portfolio management teams of the Fund. Therefore, effective immediately, on page 65, under the heading “Portfolio Management — Ownership of Securities and Other Managed Accounts,” the following is added:

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Ray S. Prasad [1]	X

[1]	Information for Mr. Prasad is provided as of September 3, 2014.

Portfolio Managers	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ray S. Prasad [1]	1	$54.4	1	$432.1	0	$0.0

[1]	Information for Mr. Prasad is provided as of September 3, 2014.

	Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ray S. Prasad [1]	0	$0.0	0	$0.0	0	$0.0

[1]	Information for Mr. Prasad is provided as of September 3, 2014.

Disclosure relating to the TCW Value Opportunities Fund

Effective September 9, 2014, TCW Value Opportunities Fund will be changing its name to TCW Relative Value Mid Cap Fund. All references to TCW Value Opportunities Fund will be replaced by TCW Relative Value Mid Cap Fund.

Please retain this Supplement with your Statement of Additional Information for future reference.